OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of other liabilities in statement of financial position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 312,293
Total expense	39,086	$ 29,862	$ 28,213
Net defined benefit liability (asset) - ending balance	405,935	312,293
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	312,293	275,950
Transfers, new participants and funding of the plan	(6)	(3,177)
Total expense	39,086	29,862
Remeasurements	67,601	38,263
Effect of changes in demographic assumptions	674	22,575
Effect of changes in financial assumptions	55,059	2,272
Effect of experience adjustments	11,868	13,416
Translation differences	12,228	(283)
Contributions paid	(25,267)	(28,322)
Net defined benefit liability (asset) - ending balance	$ 405,935	$ 312,293	$ 275,950